INCOME TAXES (Table)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2014	2015

Current deferred tax assets:
Accrued payroll	$2,885	$2,650
Accrued expenses	214	69
Accrued inventory provision	132	369
Less: Valuation allowance	(3,231)	(3,088)

Current deferred tax assets, net	—	—

Non-current deferred tax asset:
Net operating loss carry forwards	10,476	16,232
Less: Valuation allowance	(10,476)	(16,232)

Non-current deferred tax asset, net	—	—

Total deferred tax asset, net	$—	$—

Schedule of movement of valuation allowance
	As of December 31,
	2014	2015

Balance at beginning of the period	$8,642	$13,707
Additions	5,683	5,993
Reversals	(618)	(380)

Balance at end of the period	$13,707	$19,320

Schedule of reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	Years ended December 31,
	2013	2014	2015

Loss before provision of income tax	$(4,750)	$(29,917)	$(39,324)
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(1,187)	(7,479)	(9,831)
Non-deductible expenses	225	92	8
Effect of income tax holiday and preferential tax rates	(62)	(76)	(25)
Utilisation of tax loss previously not recognized	—	—	(298)
Effect of income tax rate differences in jurisdictions other than the PRC	1,291	2,468	4,582
Changes in valuation allowances	(198)	5,065	5,613

Income tax expense	$69	$70	$49